Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance	$ 0	$ 430	$ 572
Charged (credited) to costs and expenses	2,413	0	222
Deductions	0	(430)	(364)
Balance	2,413	0	430
SEC Schedule, 12-09, Allowance, Notes Receivable [Member]
Balance	4,000	4,000	4,000
Charged (credited) to costs and expenses	0	0	0
Deductions	0	0	0
Balance	4,000	4,000	4,000
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance	170,937	160,505	153,463
Charged (credited) to costs and expenses	18,369	10,432	7,042
Deductions	0	0	0
Balance	189,306	170,937	160,505
SEC Schedule, 12-09, Reserve, Inventory [Member]
Balance	13,333	15,024	15,039
Charged (credited) to costs and expenses	378	517	665
Deductions	(705)	(2,208)	(680)
Balance	$ 13,006	$ 13,333	$ 15,024